Income Taxes - Profit/(loss) before income tax expense attributable to geographic locations (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Hong Kong		$ (432)	$ 771
All other non-Hong Kong	$ (1,939)	280	210
Profit/(loss) before income tax expense	$ (1,939)	$ (152)	$ 981